Stockholder's Equity (Details Narrative) (10-K) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2015
Preferred stock shares authorized	1,000,000				1,000,000	1,000,000	1,000,000
Preferred stock par value	$ 0.001				$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	50,000,000				50,000,000	50,000,000	50,000,000
Common stock par value	$ 0.001				$ 0.001	$ 0.001	$ 0.001
Number of common stock shares acquisition during the period					21,900,106
Shares issued price per share					$ 1.61
Warrants price per share					$ 0.40
Warrants term					3 years
Warrant to purchase shares of common stock					100,000
Common stock issued for services, shares					167,994
Common stock shares issued	15,435,651			30,000	21,900,106	15,435,651	15,435,651
Common stock shares outstanding	15,435,651				21,900,106	15,435,651	15,435,651
Successor [Member]
Common stock shares authorized	50,000,000					50,000,000	50,000,000
Common stock par value	$ 0.001					$ 0.001	$ 0.001
Number of common stock acquisition during the period						$ 500,000
Warrants price per share	$ 0.50					$ 0.50	$ 0.50
Warrant to purchase shares of common stock	1,127,000					1,127,000	1,127,000
Common stock shares issued	15,435,651					15,435,651	15,435,651
Common stock shares outstanding	15,435,651					15,435,651	15,435,651
Successor [Member] | B&R Acquisition [Member]
Number of common stock shares acquisition during the period						1,479,290
Shares issued price per share	$ 0.338					$ 0.338	$ 0.338
Shares issued price protection period						18 months
Number of common stock acquisition during the period						$ 500,000
Successor [Member] | B&R Acquisition [Member] | Maximum [Member]
Number of common stock acquisition during the period							$ 500,000
Successor [Member] | Three Investors [Member] | Private Placement [Member]
Number of preferred stock shares sold during the period						204,000
Number of preferred stock sold during the period						$ 61,200
Sale of stock price per share	$ 0.30					$ 0.30	$ 0.30
Percentage of warrants issuance of shares subscribed	50.00%					50.00%	50.00%
Warrants price per share	$ 0.50					$ 0.50	$ 0.50
Warrants term						1 year
Warrant to purchase shares of common stock	102,000					102,000	102,000
Warrants expiration date						expire between April 13 and June 10, 2016
Successor [Member] | Employees and Consultants [Member]
Common stock issued for services, shares						707,141
Successor [Member] | Employees [Member]
Shares issued price per share	$ 0.44					$ 0.44	$ 0.44
Sale of stock price per share	$ 0.40					$ 0.40	0.40
Common stock issued for services, shares	16,250	15,476	14,130	18,571		52,000
Services expense						$ 22,880
Successor [Member] | Employees [Member] | Employment Contract [Member]
Shares issued price per share	$ 0.35					$ 0.35	0.35
Sale of stock price per share		$ 0.42	$ 0.46	$ 0.35
Common stock issued for services, shares				64,427		85,714
Number of common stock issued for services				$ 6,500		$ 30,000
Services expense				$ 26,000		$ 30,000
Successor [Member] | Stonefield Fund [Member]
Shares issued price per share	0.44					$ 0.44	0.44
Common stock issued for services, shares						5,000
Services expense						$ 2,200
Successor [Member] | LP Funding, LLC [Member]
Shares issued price per share	$ 0.46					$ 0.46	$ 0.46
Common stock issued for services, shares						500,000
Services expense						$ 230,000
Series A Preferred Stock [Member]
Preferred stock shares authorized	250,000				250,000	250,000	250,000
Preferred stock par value	$ 0.001				$ 0.001	$ 0.001	$ 0.001
Preferred stock shares designated	250,000					250,000	250,000
Preferred stock voting rights					Each share of Series A Preferred shall have 500 votes for any election or other vote placed before the shareholders of the Company		Each share of Series A Preferred shall have 500 votes for any election or other vote placed before the shareholders of the Company.
Preferred stock shares issued	250,000				250,000	250,000	250,000
Preferred stock shares outstanding	250,000				250,000	250,000	250,000
Series A Preferred Stock [Member] | Successor [Member]
Preferred stock shares authorized	250,000					250,000	250,000
Preferred stock par value	$ 0.001					$ 0.001	$ 0.001
Preferred stock shares issued	250,000					250,000	250,000
Preferred stock shares outstanding	250,000					250,000	250,000
Series B Preferred Stock [Member]
Preferred stock shares authorized	300,000				300,000	300,000	300,000
Preferred stock par value	$ 0.001				$ 0.001	$ 0.001	$ 0.001
Preferred stock shares designated	300,000					300,000	300,000
Preferred stock shares issued	254,807				284,807	254,807	254,807
Preferred stock shares outstanding	254,807				284,807	254,807	254,807
Preferred stock conversion shares of common stock	8					8	8
Number of preferred stock shares sold during the period							25,000
Number of preferred stock sold during the period							$ 25,000
Series B Preferred Stock [Member] | Successor [Member]
Preferred stock shares authorized	300,000					300,000	300,000
Preferred stock par value	$ 0.001					$ 0.001	$ 0.001
Preferred stock shares issued	254,807					254,807	254,807
Preferred stock shares outstanding	254,807					254,807	254,807